Equity - Additional information (Detail)												1 Months Ended	12 Months Ended
	Mar. 31, 2023 PEN (S/)	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 PEN (S/)	Mar. 31, 2022 USD ($) $ / shares	Nov. 24, 2021 PEN (S/)	Nov. 24, 2021 USD ($) $ / shares	Mar. 31, 2021 PEN (S/)	Mar. 31, 2021 USD ($) $ / shares	Apr. 22, 2020 PEN (S/)	Apr. 07, 2020 PEN (S/)	Apr. 07, 2020 USD ($) $ / shares	Jul. 31, 2019 $ / shares	Dec. 31, 2022 PEN (S/) shares	Dec. 31, 2021 PEN (S/) shares
Disclosure of classes of share capital [line items]
Common stock, nominal value | $ / shares												$ 0
Common stock, issuance value per share | $ / shares												$ 9.72
Subscribed and paid-in common shares | shares													115,447,705	115,447,705
Dividends distribution declared	S/ 511,788,000	$ 136,222,000	S/ 751,532,000	$ 202,025,000	S/ 301,757,000	$ 75,038,000	S/ 332,096,000	$ 88,891,000
Dividends distribution declared, per share | $ / shares		$ 1.18		$ 1.75		$ 0.65		$ 0.77
Regulatory capital requirement													According to Legislative Decree No. 1028 and amendments, Interbank’s regulatory capital must be equal to or higher than 10 percent of the assets and contingent credits weighted by total risk represented by the sum of: the regulatory capital requirement for market risk multiplied by 10, the regulatory capital requirement for operational risk multiplied by 10 and the assets and contingent credits weighted by credit risk.
Additional regulatory capital | S/													S/ 840,914,000	S/ 587,350,000
Percentage of solvency													35.00%
Legal and special reserves | S/													S/ 1,545,471,000	S/ 1,397,030,000
Regulatory capital requirement, Explanation of change													However, through Multiple Official Letter No. 27358-2021 and Emergency Decree 003-2022, the SBS established that in the period between April 2021 and August 2022, the regulatory capital for financial companies shall be equal or higher than 8 percent of total risk-weighted assets and contingencies and for the period between September 2022 and March 2023, it will be of 8.5 percent. Once this period ends, the regulatory capital shall go back to the percentage initially defined (10 percent of the assets and contingent loans weighted by total risks).
Adaptation period starting at the end of next twelve months													2 years
Distribution Of Dividend [Member]
Disclosure of classes of share capital [line items]
Dividends distribution declared										S/ 698,228,000	$ 202,033,000
Dividends distribution declared, per share | $ / shares											$ 1.75
Interfondos SA Sociedad Administradora de Fondos [Member]
Disclosure of classes of share capital [line items]
Entity shares held by subsidiary, shares | shares													30,074	30,074
Entity shares held by subsidiary, value | S/													S/ 3,363,000	S/ 3,363,000
Reserve [Member]
Disclosure of classes of share capital [line items]
Reserve charged to retained earnings | S/			S/ 800,000,000						S/ 500,000,000